Employee Stock and Savings Plans - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Compensation Related Costs Disclosure [Line Items]
Shares authorized for future grant	425
Options granted	2
Options outstanding	4	22
Options granted weighted average price exercise price	$ 2.08
Percentage of market value at which employees are able to purchase shares of common stock	90.00%
Shares reserved for future issuance through the employee stock purchase plan	191
Percentage of salary participating U.S. employees may contribute to the savings plan	75.00%	75.00%	75.00%
Company contribution amount for each dollar a participant contributes to the savings plan	50.00%	50.00%	50.00%
Matching contributions for all employee savings plans	$ 393,000,000	$ 373,000,000	$ 282,000,000
Upper Limit
Compensation Related Costs Disclosure [Line Items]
Percentage of employee's earnings the company may contribute to the savings plan	3.00%	3.00%	3.00%
Executive Incentive Plan
Compensation Related Costs Disclosure [Line Items]
Award vest period	4 years
Percentage of operating income for Executive Officer Incentive Plan	0.35%	0.30%	0.25%
Stock Awards
Compensation Related Costs Disclosure [Line Items]
Award vest period	5 years
Unrecognized compensation costs	5,000,000,000
Unrecognized compensation costs are expected to be recognized over a weighted average period (years)	3 years
Total vest-date fair value of awards vested	$ 2,800,000,000	$ 2,400,000,000	$ 1,800,000,000
Employee Stock
Compensation Related Costs Disclosure [Line Items]
Percentage of market value at which employees are able to purchase shares of common stock	90.00%	90.00%	90.00%
Maximum percentage of gross compensation at which employees may purchase shares	15.00%	15.00%	15.00%
Options Business Combinations
Compensation Related Costs Disclosure [Line Items]
Options granted	2	6	0
Options outstanding	4
Options granted weighted average price exercise price	$ 7.33
Options Business Combinations | Lower Limit
Compensation Related Costs Disclosure [Line Items]
Options granted exercise price	$ 0.01
Options Business Combinations | Upper Limit
Compensation Related Costs Disclosure [Line Items]
Options granted exercise price	$ 29.24
Remaining SPSAs
Compensation Related Costs Disclosure [Line Items]
Award vest period	3 years
Leadership Stock Awards
Compensation Related Costs Disclosure [Line Items]
Additional percentage of the base award pool that may be granted based on individual performance	25.00%
Vesting period	One quarter of the awarded shares will vest one year after the grant date. The remaining shares will vest semi-annually during the following three years.